Leases - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease description			The Company leases office space under a non-cancellable operating lease which commenced in September 2023 and expires August 2026.
Lease commencement period			September 2023
Lease expiration period			August 2026		November 2023
Operating lease rent expense	$ 300,000	$ 200,000	$ 900,000	$ 600,000	$ 800,000	$ 800,000	$ 1,500,000
Number of long term leases | Lease					0
New Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease rent expense	$ 13,200		$ 13,200